Employee benefits - Changes in Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Fair value of plan assets at the start of the year	$ 4,982	$ 13,497	$ 12,888
Real return (loss) in the plan assets	584	(346)	1,028
Benefits paid	(185)	(430)	(419)
Settlement	0	(7,739)	0
Fair value of plan assets at the end of the year	5,381	4,982	13,497
Non-current-assets	5,095	4,703	3,947
Net actuarial income at the beginning of the year	59	1,039	192
Settlement	0	(1,627)	0
Gain	190	647	847
Adjustment to recognize the minimum pension obligation	$ 249	$ 59	$ 1,039